Other financial assets (Schedule of other financial assets) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Derivative assets	$ 0.6	$ 14.3
Collateral deposit	0.0	0.6
Restricted cash	0.2	0.4
Other current financial assets	0.8	15.3
Non-current
Investments at fair value through profit or loss	130.9	12.1
Other non-current financial assets	130.9	12.1
Total other financial assets	$ 131.7	$ 27.4